PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 13,809,041	$ 11,691,731	$ 11,962,983
Gain (Loss) on Disposition of Assets	(1,001,000)	(3,228,845)	$ (293,098)
Shandong Taibang [Member]
Gain (Loss) on Disposition of Property Plant Equipment	$ (1,001,000)	$ (3,228,845)